8. SECURED CONVERTIBLE PROMISSORY NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
SECURED CONVERTIBLE PROMISSORY NOTES PAYABLE

On May 19, 2015 (the “Closing Date”), the Company entered into a Securities Purchase Agreement (“SPA”) with an investment group (collectively, the “Investor”) pursuant to which the Investor committed to lend to the Company up to $6,500,000, deliverable in five tranches (the “Financing”). The Company’s obligations under the Financing are secured by substantially all of the Company’s assets. On the Closing Date, the Company issued to the Investor a 10% Senior Secured Promissory Note (the “Initial Note”) in the principal amount of $510,000, in exchange for payment by the Investor of the total sum of $500,000. The principal sum of the Initial Note reflects the amount invested, plus a 2% Original Issue Discount (“OID”). On June 12, 2015, the Company issued to the Investor a promissory note for the second tranche of the Financing in the principal amount of $510,000, in exchange for payment by the Investor of the total sum of $500,000 (“Note 2”). The principal sum of Note 2 reflects the amount invested, plus a 2% OID. In connection with the Financing, the Company incurred debt issuance costs of $266,024, which will be amortized over the Financing term. Debt issuance costs of $15,669 were amortized to interest expense during the three months ended June 30, 2015.

The Company’s outstanding borrowings under the SPA as of June 30, 2015 were as follows:

	June 30, 2015
	Maturity	Balance	Interest Rate
Senior Secured Convertible Promissory Notes:
Tranche 1	May 18, 2016	$510,000	10%
Tranche 2	June 12, 2016	510,000	10%
Total borrowings		1,020,000
Unamortized debt issuance costs		(250,355)
Net carrying amount of debt		769,645
Less current portion		769,645
Long-term borrowings - net of current portion		$–

On July 24, 2015, the Company issued to the Investor a promissory note for the third tranche in the principal amount of $510,000, in exchange for payment by the Investor of the total sum of $500,000 (“Note 3”). The principal sum of Note 3 reflects the amount invested, plus a 2% OID.

In connection with the Financing, and in addition to the SPA and the Initial Note, on the Closing Date, the Company and Investor entered into a Security Agreement, an Intellectual Property Security Agreement and a Registration Rights Agreement, and each of our subsidiary companies entered into a Subsidiary Guarantee (the “Transaction Documents”).

Pursuant to the Financing, and provided we are not in default under the terms of any of the Transaction Documents, the Investor will provide three additional funding tranches in exchange for delivery of additional 10% Senior Secured Convertible Promissory Notes (each, a “Note” and together with the Initial Note, Note 2 and Note 3, the “Notes”), as follows:

Tranche 4 - $500,000, in the discretion of the Investor, within 25 days of the filing of the Company’s Registration Statement on Form S-1 (the “Registration Statement”) with the SEC; which Registration Statement was originally filed on July 20, 2015.

Tranche 5 - $2,250,000, upon the SEC declaring the Registration Statement effective.

Tranche 6 - $2,250,000, three days after the funding of the Tranche 5 funding.

The principal amount of each Note shall include an OID of 2% and the Company shall pay interest on the aggregate unconverted and then outstanding principal amount, at the rate of 10% per annum, half of which interest amount is guaranteed.

The Notes mature in 12 months, and are convertible at the option of the Investor at any time into shares of the Company’s common stock at a conversion price equal to the lowest Volume Weighted Average Price (“VWAP”) in the 15 trading days prior to the Closing Date (the “Fixed Conversion Price”). Amortization payments under the Notes commence on the five-month anniversary of the issuance of a Note, and 1/15th of the principal amount and accrued interest are payable in bi-weekly installments until the maturity of such Note. The Company may choose in its discretion to make amortization payments under the Notes in common stock, at a conversion price equal to the lower of (a) 70% of the VWAP for the 15 consecutive trading days prior to conversion, or (b) the Fixed Conversion Price (the lower of (a) and (b), the “Amortization Conversion Price”); provided, that if the average daily dollar volume of the Company’s common stock for the previous 20 days prior to payment is less than $50,000, then the conversion price shall be equal to 60% of the lowest traded price in the 30 days prior to conversion. The Company may only make amortization payment in common stock, in lieu of cash, if no event of default has occurred under the Notes and it meets certain financial and non-financial covenants as defined in the Transaction Documents. As of June 30, 2015, the Company was in compliance with such covenants. The Company is evaluating the applicability of recording a beneficial conversion expense in connection with the Financing.

On March 1, 2013, the Company issued a Promissory Note (the “Note”) to Roen Ventures, LLC, a Nevada limited liability company (“Roen Ventures”), in exchange for loans provided and to be provided in the future in an amount of up to $2,000,000, subsequently increased to $6,000,000. As of December 31, 2013, the principal balance of the Note was $6,092,069. The Note was an unsecured obligation of the Company accruing interest at 5% that was due on July 25, 2015. As previously disclosed in our Current Report on Form 8-K filed with the SEC on July 31, 2013, the disinterested members of our Board of Directors (the “Board”) approved an amendment to the terms of the Note to increase the credit line to $6,000,000 and provide for the ability of Roen Ventures to convert, at its sole discretion, the outstanding balance of the Note into shares of the common stock of the Company at a conversion price determined following the conclusion of a valuation of the Company’s common stock. The valuation determined pursuant to ASC 718 Stock Compensation that the fair market value of our restricted common stock was $0.68 per share. On November 7, 2013, disinterested members of the Board approved an amendment to the Note to allow for conversion of the Note at a conversion price equal to $0.60 per share, which represents a discount of approximately 12% off the fair market value of our restricted common stock.

The Company has determined that the conversion feature is considered a beneficial conversion feature and determined its value on the date of the amendment for $6,000,000 on July 25, 2013 to be $800,000. The Company calculated the beneficial conversion feature at its intrinsic value. Accordingly, the beneficial conversion feature was accounted for as a debt discount to the Note and was amortized using the effective interest method as interest expense over the remaining life of the Note or upon conversion, if sooner. The amortization of debt discounts for the years ended December 31, 2014 and 2013 was $589,474 and $210,526, respectively, and is included in interest expense in the accompanying consolidated statements of operations.

On January 22, 2014, Roen Ventures LLC delivered a Notice of Election to Convert to Common Shares. As a result, in January 2014 the Company issued a total of 10,000,000 shares of the Company’s common stock under the terms of the Conversion Notice.